SEGMENTAL INFORMATION - Assets, Non-Current Assets, Capital Expenditures (Details) $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Total assets		$ 13,157	$ 8,175	$ 8,013
Capital expenditure		1,090	1,042	1,028
Gold income		5,673	4,480	4,388
Net impairment and derecognition of assets			227	319
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax		71
Other investments	[1]	54	1	3
Concentrate sales
Disclosure of operating segments [line items]
Gold income		$ 314	$ 267	0
Iduapriem
Disclosure of operating segments [line items]
Impact of new gold sales regulations in Ghana		0.23	0.18
Ghana
Disclosure of operating segments [line items]
Impact of new gold sales regulations in Ghana		0.24	0.17
Africa
Disclosure of operating segments [line items]
Net impairment and derecognition of assets				4
Australia
Disclosure of operating segments [line items]
Goodwill		$ 95	$ 105	105
Americas
Disclosure of operating segments [line items]
Net impairment and derecognition of assets				315
UK
Disclosure of operating segments [line items]
Non-current assets		59	58	58
Foreign entities
Disclosure of operating segments [line items]
Non-current assets		9,575	5,423	5,739
DRC
Disclosure of operating segments [line items]
Non-current assets		487	561	1,054
Other investments		358
Egypt
Disclosure of operating segments [line items]
Non-current assets		3,617	0	0
Ghana
Disclosure of operating segments [line items]
Non-current assets		1,722	1,512	1,349
Tanzania
Disclosure of operating segments [line items]
Non-current assets		812	706	594
Australia
Disclosure of operating segments [line items]
Non-current assets		666	752	758
Brazil
Disclosure of operating segments [line items]
Non-current assets		577	510	648
United States
Disclosure of operating segments [line items]
Non-current assets		660	636	617
Americas
Disclosure of operating segments [line items]
Net impairment and derecognition of assets		50	207
Africa
Disclosure of operating segments [line items]
Net impairment and derecognition of assets		(3)	5
Projects
Disclosure of operating segments [line items]
Net impairment and derecognition of assets			25
Foreign entities
Disclosure of operating segments [line items]
Other investments		400
Operating segments
Disclosure of operating segments [line items]
Total assets		13,157	8,175	8,013
Capital expenditure		1,215	1,127	1,118
Gold income		6,414	5,148	4,984
Operating segments | Africa
Disclosure of operating segments [line items]
Total assets		9,081	4,414	4,035
Capital expenditure		814	710	576
Gold income		3,756	3,068	2,981
Operating segments | Africa | Kibali - Attributable 45%
Disclosure of operating segments [line items]
Total assets		950	1,066	1,054
Capital expenditure		125	85	90
Gold income		741	668	596
Operating segments | Africa | Iduapriem
Disclosure of operating segments [line items]
Total assets		579	526	436
Capital expenditure		169	142	146
Gold income		563	522	443
Operating segments | Africa | Ghana
Disclosure of operating segments [line items]
Total assets		1,481	1,288	1,219
Capital expenditure		202	214	159
Gold income		530	439	431
Operating segments | Africa | Siguiri
Disclosure of operating segments [line items]
Total assets		591	486	457
Capital expenditure		102	78	27
Gold income		653	505	591
Operating segments | Africa | Geita
Disclosure of operating segments [line items]
Total assets		1,231	1,042	864
Capital expenditure		196	191	154
Gold income		1,150	934	920
Operating segments | Africa | Sukari
Disclosure of operating segments [line items]
Total assets		4,243	0	0
Capital expenditure		20	0	0
Gold income		119	0	0
Operating segments | Africa | Administration and other
Disclosure of operating segments [line items]
Total assets		6	6	5
Operating segments | Australia
Disclosure of operating segments [line items]
Total assets		845	942	960
Capital expenditure		153	135	202
Gold income		1,394	1,081	967
Operating segments | Australia | Sunrise Dam
Disclosure of operating segments [line items]
Capital expenditure		65	47	50
Gold income		626	495	410
Operating segments | Australia | Tropicana - Attributable 70%
Disclosure of operating segments [line items]
Capital expenditure		88	87	152
Gold income		768	586	557
Operating segments | Australia | Administration and other
Disclosure of operating segments [line items]
Capital expenditure		0	1	0
Operating segments | Americas
Disclosure of operating segments [line items]
Total assets		1,460	1,254	1,395
Capital expenditure		209	254	322
Gold income		1,264	999	1,036
Operating segments | Americas | Cerro Vanguardia
Disclosure of operating segments [line items]
Total assets		626	524	514
Capital expenditure		71	75	66
Gold income		439	317	319
Operating segments | Americas | AngloGold Ashanti Mineração
Disclosure of operating segments [line items]
Total assets		668	584	625
Capital expenditure		98	124	199
Gold income		634	515	557
Operating segments | Americas | Serra Grande
Disclosure of operating segments [line items]
Total assets		148	127	217
Capital expenditure		40	55	57
Gold income		191	167	160
Operating segments | Americas | Administration and other
Disclosure of operating segments [line items]
Total assets		18	19	39
Operating segments | Projects
Disclosure of operating segments [line items]
Total assets		991	833	872
Capital expenditure		38	27	17
Operating segments | Projects | Colombian projects
Disclosure of operating segments [line items]
Total assets		207	194	244
Capital expenditure		13	11	16
Operating segments | Projects | North American projects
Disclosure of operating segments [line items]
Total assets		784	639	628
Capital expenditure		25	16	1
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Total assets		780	732	751
Capital expenditure		1	1	1
Elimination of intersegment amounts | Equity-accounted joint ventures included above
Disclosure of operating segments [line items]
Capital expenditure		125	85	90
Gold income		$ 741	$ 668	$ 596

[1]	Increase is mainly due to the investment in G2 Goldfields Inc. of $47m